Group statement of changes in equity - USD ($) $ in Millions	Total		Total	Share capital and premium	Reorganisation reserve	Other capital reserves [1]	Retained earnings (Accumulated losses)	Fair value through OCI	Actuarial gains (losses)	Foreign currency translation reserve [2]	Non- controlling interests
Equity beginning balance at Dec. 31, 2020	$ 3,788		$ 3,741	$ 0	$ 7,214	$ 77	$ (2,295)	$ 131	$ 1	$ (1,387)	$ 47
Profit (loss) for the year	638	[3],[4],[5]	614				614				24
Other comprehensive income (loss)	(105)	[4]	(105)					(78)	(2)	(25)
Total comprehensive income for the year, net of tax	533	[4]	509				614	(78)	(2)	(25)	24
Shares issued	9		9		9
Share-based payment for share awards net of exercised	11		11			11
Dividends paid (note 11)	(224)		(224)				(224)
Dividends of subsidiaries	(16)		0								(16)
Translation	0		1			(4)	6		(1)		(1)
Equity ending balance at Dec. 31, 2021	4,101	[6]	4,047	0	7,223	84	(1,899)	53	(2)	(1,412)	54
Profit (loss) for the year	251	[3],[4],[5]	233				233				18
Other comprehensive income (loss)	(75)	[4]	(75)					(36)	(10)	(29)
Total comprehensive income for the year, net of tax	176	[4]	158				233	(36)	(10)	(29)	18
Shares issued	16		16		16
Dividends paid (note 11)	(181)		(181)				(181)
Dividends of subsidiaries	(37)		0								(37)
Transfer on derecognition of equity investment	0		0				69	(69)
Translation	0		0			(3)	4		(1)
Equity ending balance at Dec. 31, 2022	4,075	[6]	4,040	0	7,239	81	(1,774)	(52)	(13)	(1,441)	35
Redomicile and reorganisation (note 1.1 and 22)	0		0	420	(420)
Profit (loss) for the year	(222)		(235)				(235)				13
Other comprehensive income (loss)	3		3					(2)	10	(5)
Total comprehensive income for the year, net of tax	(219)		(232)				(235)	(2)	10	(5)	13
Shares issued	15		15		15
Share-based payment for share awards net of exercised	(2)		(2)			(2)
Dividends paid (note 11)	(91)		(91)				(91)
Dividends of subsidiaries	(19)		0								(19)
Issue of bonus shares	6,500		6,500	6,500
Cancellation of bonus shares	(6,500)		(6,500)	(6,500)
Transfer on derecognition of equity investment	0		0				(50)	50
Translation	0		0			(3)	2		1
Share securities tax on redomicile and reorganisation	(19)		(19)		(19)
Equity ending balance at Dec. 31, 2023	$ 3,740		$ 3,711	$ 420	$ 6,815	$ 76	$ (2,148)	$ (4)	$ (2)	$ (1,446)	$ 29

[1]	Other capital reserves include a surplus on disposal of Company shares held by companies prior to the formation of AngloGold Ashanti Limited of $8m (2022: $8m;
2021: $9m), surplus on equity transaction of joint venture of $36m (2022: $36m; 2021: $36m), equity items for share-based payments of $33m (2022: $39m; 2021:
$41m) and other reserves.

[2]	Foreign currency translation reserve includes a loss of $1,411m (2022: $1,401m; 2021: $1,399m) that will not re-cycle through the income statement and a loss of
$35m (2022: $40m: 2021: $13m) relating to the foreign operations that will re-cycle through the income statement on disposal. Following the completion of the corporate restructuring transaction in September 2023, the Group’s parent company changed from being a South African domiciled parent company to a UK parent company. As the functional currency of the UK parent company has been assessed to be USD, exchange differences of ZAR entities included in the Group arising on consolidation post the effective date of the corporate restructuring transaction, will be re-cycled through the income statement on disposal.

[3]	The operating profit sub-total which was previously included in the presentation of the income statement has been removed
[4]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.

[5]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.

[6]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.